Stock compensation expense (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Weighted-Average Assumptions
Following are the weighted average assumptions utilized in the valuation of stock options issued:

	Year ended December 31,
	2021	2020	2019
Volatility	48.5%	38.0%	31.1%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	6.2	6.1	7.0
Risk free rate	0.7%	0.8%	2.5%

Summary of Stock Option Activity
The Company had the following activity for stock options (option amounts have been retroactively restated as shares reflecting the Exchange Ratio):

	Number of Stock Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value ($)
Outstanding as of December 31, 2020	26,492,158	0.53	8.50	$374,808
Granted	4,583,033	0.71	8.99
Exercised	(5,845,365)	0.44	7.16
Cancelled or forfeited	(974,622)	0.65	8.27
Outstanding as of December 31, 2021	24,255,204	$0.51	7.91	$109,061

Options exercisable as of December 31, 2021	10,399,287	$0.51	7.53	$47,491

Summary of Nonvested Restricted Stock Awards
The Company had the following activity for nonvested RSAs and PSAs:

	Number of RSAs and PSAs	Average Grant Date Fair Value ($)
Nonvested at December 31, 2020	1,551,867	$0.52
Granted	18,066,482	6.37
Exercised	(775,932)	0.65
Cancelled or Forfeited	(262,487)	6.75
Nonvested at December 31, 2021	18,579,930	$6.11